Loans and Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at January 31, 2023 and October 31, 2022. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime expected credit loss that are credit impaired.

(Canadian $ in millions)	January 31, 2023				October 31, 2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	20	-	-	20	7	-	-	7
Very low	79,344	138	-	79,482	94,743	81	-	94,824
Low	48,113	10,395	-	58,508	31,617	3,134	-	34,751
Medium	6,785	3,210	-	9,995	13,474	3,871	-	17,345
High	245	1,567	-	1,812	138	341	-	479
Not rated	1,122	49	-	1,171	1,126	53	-	1,179
Impaired	-	-	306	306	-	-	295	295
Gross residential mortgages	135,629	15,359	306	151,294	141,105	7,480	295	148,880
Allowance for credit losses	50	94	8	152	59	66	10	135
Carrying amount	135,579	15,265	298	151,142	141,046	7,414	285	148,745
Loans: Consumer instalment and other personal
Exceptionally low	1,502	3	-	1,505	1,792	35	-	1,827
Very low	39,537	103	-	39,640	33,554	83	-	33,637
Low	22,111	924	-	23,035	24,369	1,307	-	25,676
Medium	8,350	5,052	-	13,402	13,536	4,633	-	18,169
High	673	1,775	-	2,448	873	1,525	-	2,398
Not rated	3,780	35	-	3,815	4,052	32	-	4,084
Impaired	-	-	339	339	-	-	312	312
Gross consumer instalment and other personal	75,953	7,892	339	84,184	78,176	7,615	312	86,103
Allowance for credit losses	100	299	112	511	101	288	102	491
Carrying amount	75,853	7,593	227	83,673	78,075	7,327	210	85,612
Loans: Credit cards (1)
Exceptionally low	2,689	-	-	2,689	2,920	-	-	2,920
Very low	439	-	-	439	442	1	-	443
Low	1,591	52	-	1,643	1,569	51	-	1,620
Medium	3,167	827	-	3,994	2,918	792	-	3,710
High	372	617	-	989	316	563	-	879
Not rated	85	2	-	87	90	1	-	91
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	8,343	1,498	-	9,841	8,255	1,408	-	9,663
Allowance for credit losses	77	226	-	303	69	207	-	276
Carrying amount	8,266	1,272	-	9,538	8,186	1,201	-	9,387
Loans: Business and government (2)
Acceptable
Investment grade	185,720	5,102	-	190,822	187,245	6,765	-	194,010
Sub-investment grade	95,331	23,436	-	118,767	98,451	22,390	-	120,841
Watchlist	-	6,247	-	6,247	-	6,310	-	6,310
Impaired	-	-	1,382	1,382	-	-	1,384	1,384
Gross business and government	281,051	34,785	1,382	317,218	285,696	35,465	1,384	322,545
Allowance for credit losses	613	652	407	1,672	608	675	432	1,715
Carrying amount	280,438	34,133	975	315,546	285,088	34,790	952	320,830
Gross total loans and acceptances	500,976	59,534	2,027	562,537	513,232	51,968	1,991	567,191
Net total loans and acceptances	500,136	58,263	1,500	559,899	512,395	50,732	1,447	564,574
Commitments and financial guarantee contracts
Acceptable
Investment grade	181,687	1,759	-	183,446	182,153	5,134	-	187,287
Sub-investment grade	43,867	13,338	-	57,205	45,920	14,047	-	59,967
Watchlist	-	2,072	-	2,072	2	2,176	-	2,178
Impaired	-	-	334	334	-	-	292	292
Allowance for credit losses	198	181	11	390	194	174	13	381
Carrying amount (3)(4)	225,356	16,988	323	242,667	227,881	21,183	279	249,343

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Summary of Continuity in Loss Allowance by Each Product Type
Significant changes in the gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses.
The following
tables show the continuity in the loss allowance by product type for the three months ended January 31, 2023 and January 31, 2022. Transfers represent the amount of expected credit loss (ECL) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	January 31, 2023				January 31, 2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages

Balance as at beginning of period	59	67	16	142	46	40	19	105
Transfer to Stage 1	24	(24)	-	-	11	(10)	(1)	-
Transfer to Stage 2	(9)	10	(1)	-	(1)	3	(2)	-
Transfer to Stage 3	-	(2)	2	-	-	(2)	2	-
Net remeasurement of loss allowance	(7)	30	2	25	(11)	10	3	2
Loan originations	7	-	-	7	5	-	-	5
Derecognitions and maturities	(1)	(1)	-	(2)	(1)	(2)	-	(3)
Model changes	(24)	17	-	(7)	-	-	-	-
Total Provision for Credit Losses (PCL) (1)	(10)	30	3	23	3	(1)	2	4
Write-offs (2)	-	-	(3)	(3)	-	-	(1)	(1)
Recoveries of previous write-offs	-	-	1	1	-	-	1	1
Foreign exchange and other	1	(1)	(4)	(4)	-	1	(4)	(3)
Balance as at end of period	50	96	13	159	49	40	17	106
Loans: Consumer instalment and other personal
Balance as at beginning of period	111	304	102	517	128	357	91	576
Transfer to Stage 1	60	(58)	(2)	-	58	(56)	(2)	-
Transfer to Stage 2	(11)	20	(9)	-	(9)	15	(6)	-
Transfer to Stage 3	(1)	(22)	23	-	(1)	(23)	24	-
Net remeasurement of loss allowance	(40)	77	50	87	(55)	40	18	3
Loan originations	12	-	-	12	16	-	-	16
Derecognitions and maturities	(3)	(7)	-	(10)	(6)	(11)	-	(17)
Model changes	(16)	3	-	(13)	-	-	-	-
Total PCL (1)	1	13	62	76	3	(35)	34	2
Write-offs (2)	-	-	(62)	(62)	-	-	(50)	(50)
Recoveries of previous write-offs	-	-	15	15	-	-	18	18
Foreign exchange and other	(1)	(1)	(5)	(7)	-	2	(2)	-
Balance as at end of period	111	316	112	539	131	324	91	546
Loans: Credit cards
Balance as at beginning of period	115	250	-	365	114	245	-	359
Transfer to Stage 1	40	(40)	-	-	51	(51)	-	-
Transfer to Stage 2	(9)	9	-	-	(10)	10	-	-
Transfer to Stage 3	(1)	(33)	34	-	-	(29)	29	-
Net remeasurement of loss allowance	(36)	90	34	88	(57)	45	12	-
Loan originations	18	-	-	18	13	-	-	13
Derecognitions and maturities	(1)	(5)	-	(6)	(2)	(6)	-	(8)
Model changes	-	-	-	-	2	(8)	-	(6)
Total PCL (1)	11	21	68	100	(3)	(39)	41	(1)
Write-offs (2)	-	-	(80)	(80)	-	-	(57)	(57)
Recoveries of previous write-offs	-	-	19	19	-	-	20	20
Foreign exchange and other	-	(2)	(7)	(9)	2	-	(4)	(2)
Balance as at end of period	126	269	-	395	113	206	-	319
Loans: Business and government
Balance as at beginning of period	746	789	439	1,974	662	855	401	1,918
Transfer to Stage 1	87	(86)	(1)	-	93	(65)	(28)	-
Transfer to Stage 2	(30)	75	(45)	-	(16)	57	(41)	-
Transfer to Stage 3	(1)	(30)	31	-	-	(8)	8	-
Net remeasurement of loss allowance	(114)	64	78	28	(129)	(54)	70	(113)
Loan originations	81	-	-	81	118	-	-	118
Derecognitions and maturities	(41)	(51)	-	(92)	(41)	(59)	-	(100)
Model changes	-	-	-	-	1	(6)	-	(5)
Total PCL (1)	(18)	(28)	63	17	26	(135)	9	(100)
Write-offs (2)	-	-	(76)	(76)	-	-	(27)	(27)
Recoveries of previous write-offs	-	-	11	11	-	-	7	7
Foreign exchange and other	23	10	(24)	9	12	15	(4)	23
Balance as at end of period	751	771	413	1,935	700	735	386	1,821
Total as at end of period	1,038	1,452	538	3,028	993	1,305	494	2,792
Comprised of: Loans	840	1,271	527	2,638	786	1,138	481	2,405
Other credit instruments (3)	198	181	11	390	207	167	13	387

(1)	Excludes PCL on other assets of $1 million for the three months ended January 31, 2023 ($(4) million recovery for the three months ended January 31, 2022).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at January 31, 2023 and October 31, 2022 are as follows:

(Canadian $ in millions)	January 31, 2023				October 31, 2022
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount
By geographic region (1):
Canada	343,834	378	1,123	342,333	342,430	363	1,102	340,965
United States	193,516	144	975	192,397	200,439	176	959	199,304
Other countries	11,551	5	13	11,533	11,087	5	12	11,070
Total	548,901	527	2,111	546,263	553,956	544	2,073	551,339

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $11 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2022).
(3)	Excludes allowance for credit losses on performing loans of $379 million for other credit instruments, which is included in other liabilities ($368 million as at October 31, 2022).

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at January 31, 2023 and October 31, 2022 are as follows:

(Canadian $ in millions)			January 31, 2023			October 31, 2022
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	306	8	298	295	10	285
Consumer instalment and other personal	339	112	227	312	102	210
Business and government (1)	1,382	407	975	1,384	432	952
Total	2,027	527	1,500	1,991	544	1,447
By geographic region (2):
Canada	1,196	378	818	1,158	363	795
United States	818	144	674	820	176	644
Other countries	13	5	8	13	5	8
Total	2,027	527	1,500	1,991	544	1,447

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $11 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2022).

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at January 31, 2023 and October 31, 2022. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)		January 31, 2023			October 31, 2022
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	414	10	424	411	19	430
Credit card, consumer instalment and other personal	423	86	509	392	84	476
Business and government	219	11	230	198	38	236
Total	1,056	107	1,163	1,001	141	1,142
  Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $14 million and $43 million as at January 31, 2023 and October 31, 2022, respectively.

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following table shows the key economic variables used to estimate the allowance on performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at January 31, 2023						As at October 31, 2022
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	2.8%	2.4%	0.0%	1.6%	(3.5)%	1.2%	3.7%	2.2%	1.5%	1.1%	(2.3)%	0.4%
United States	2.6%	2.3%	0.0%	1.8%	(3.5)%	1.4%	2.4%	2.1%	0.2%	1.3%	(3.3)%	0.6%
Corporate BBB 10-year spread
Canada	1.9%	1.9%	2.4%	2.1%	4.2%	3.5%	1.9%	1.9%	2.4%	2.2%	3.7%	3.9%
United States	1.8%	1.9%	2.2%	2.1%	4.6%	3.4%	1.8%	1.9%	2.2%	2.2%	4.2%	3.9%
Unemployment rates
Canada	4.2%	3.7%	6.1%	6.4%	8.8%	9.6%	4.3%	3.6%	5.9%	6.5%	8.0%	9.9%
United States	2.9%	2.5%	4.8%	4.7%	7.5%	8.3%	3.2%	2.6%	4.2%	4.8%	6.5%	8.4%
Housing Price Index (2)
Canada (3)	(9.8)%	5.2%	(14.0)%	2.7%	(26.0)%	(5.0)%	(6.7)%	2.1%	(10.0)%	(1.0)%	(13.6)%	(8.0)%
United States (4)	(7.6)%	2.4%	(10.8)%	0.9%	(19.2)%	(4.3)%	1.6%	(0.7)%	(0.9)%	(2.6)%	(7.5)%	(8.4)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the HPI Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.